UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2022
All-Cap Opportunities Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
HIGHLIGHTS
The All-Cap Opportunities Portfolio underperformed its benchmark, the Russell 3000 Index, but outperformed its Lipper peer group average in 2022.
Within the portfolio, unfavorable sector allocations drove relative underperformance. At a sector level, our stock selection with consumer discretionary as well as our underweight to the sector detracted from relative performance. Conversely, the communication services sector benefited relative returns through favorable stock selection. Overall, the portfolio’s growth tilt was a headwind throughout the year as value outperformed growth.
At a high level, the portfolio continues to be as close to “core” as we’re comfortable with while still maintaining a slight growth tilt. With a tremendous amount of uncertainty around future economic conditions, we continue to prefer lower-multiple, asset-light, cash-generative businesses that we believe carry relatively less earnings risk.
A significant rise in unemployment would inspire more confidence within us that economic tightening is nearing its end, and in the meantime, we intend to remain agile with plenty of cash on hand waiting to be deployed as we approach what we believe to be the true market bottom.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply in
2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and
corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot,
gaining more than 60% as oil prices jumped in response to
Russia’s invasion of Ukraine and concerns over commodity
supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by year-end. November’s consumer
price index data showed headline inflation rising 7.1% on a
12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central
banks tightened monetary policy, and investors focused on
communications from central bank officials on how high
rates would have to go. The Fed, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25%
to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering
its worst year on record. (Bond prices and yields move in
opposite directions.)
As the period came to an end, the economic backdrop
appeared mixed. Although manufacturing gauges have drifted
toward contraction levels, the U.S. jobs market remained
resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid
rising mortgage rates.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in
most global equity markets have improved markedly, although
U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most
attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth by
investing primarily in the common stocks of growth
companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The All-Cap Opportunities Portfolio returned -21.51% for the
12-month period ended December 31, 2022. The portfolio
underperformed its benchmark, the Russell 3000 Index, but
outperformed its peer group average, the Lipper Variable
Annuity Underlying Multi-Cap Growth Funds Average. ( Past
performance cannot guarantee future results .)
What factors influenced the fund’s performance?
Within the portfolio, stock selection and sector allocation
detracted from performance within the consumer
discretionary sector, particularly with our picks in the
automotive industry. Shares of Rivian Automotive slid on a
variety of factors including a 2021 production target miss,
executive turnover, and lowered 2022 delivery guidance. We
eliminated our position in the company as the emerging
electronic vehicle producer faced a more challenging
environment than previously anticipated as it attempts to ramp production. We also eliminated our position in Carvana, the
online used car sales platform, as shares plummeted on
affordability concerns and negative sentiment around the
company’s capital raise and cost-cutting measures. (Please refer to the fund’s portfolio of investments for a complete list of our holdings and the amount each represents in the portfolio.)
Our underweight allocation to the consumer staples sector as well as stock selection within the sector detracted from relative returns. While we raised our allocation to the sector over the course of the year, our underweight stems from the sector’s
traditional lack of attractive growth opportunities that meet our investment criteria. Our position in Olaplex, which makes and sells hair care products, detracted significantly from
relative returns. Shares sold off sharply as the company’s
fundamentals deteriorated, with salons buying less product
and customers taking longer between visits and spending less on take-home products. The company also faced significant
competitive pressure with peers aggressively undercutting their prices. With pressure on sales growth and margins expected
into the future, we eliminated our position in favor of more attractive ideas.
Conversely, the portfolio’s holdings within the communication services sector benefited relative performance, even as our
overweight position gave back a small portion of those gains.
Our underweight position to Meta Platforms, the parent
company of Facebook, benefited returns as shares fell in the period. Headwinds from Apple’s iOS privacy changes, a
significant drop in digital advertising demand, and outsized spending on their metaverse initiative all pressured share price throughout the period. Our underweight stemmed from an
acknowledgment of these challenges, and we chose to invest in companies with more attractive growth profiles.
Stock selection in the information technology sector, the
portfolio’s largest weight, also contributed to relative returns.
Shares of Visa, the portfolio’s top holding, fell slightly but significantly outperformed the sector and index at large.
Despite macroeconomic headwinds, the company benefited
throughout the year from the ongoing recovery in high-margin cross-border payments as international travel rebounded. The company’s asset-light, recurring business model also helped it outperform sector peers thanks to several impressive earnings reports. Supported by the strong secular tailwinds of electronic payments, we believe Visa can provide durable earnings
growth thanks to high margins, continued pricing power, and
strong free cash flow conversion.
How is the fund positioned?
We continue to seek investment opportunities in companies
that fit our criteria, the pillars of which are high-quality companies, companies trading at a low valuation, companies
for which we believe published numbers are materially low,
and companies whose fundamentals are on the cusp of
accelerating. At a high level, the portfolio continues to be as close to “core” as we’re comfortable with while still maintaining a slight growth tilt. With a tremendous amount of uncertainty around future economic conditions, we continue to prefer
lower-multiple, asset-light, cash-generative businesses that we believe carry relatively less earnings risk as evidenced by our top overweight bets.
At a security level, our largest purchase during the year came through our initiation in Chubb, a leading property and
casualty (P&C) insurer that has become a top holding in the
portfolio. We view Chubb as an attractively valued, best-in-
class P&C insurance powerhouse, which we
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
All-Cap Opportunities Portfolio 2.46% -21.51%
Russell 3000 Index 2.40 -19.21
Lipper Variable Annuity Underlying
Multi-Cap Growth Funds Average 1.06 -30.94

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

believe will generate durable, double-digit earnings growth, supported by a rising P&C pricing cycle, market share gains, and share repurchases.
The materials sector featured our largest purchasing activity on an absolute basis. We initiated a position in Nutrien, a
Canadian fertilizer company. Russia’s invasion of Ukraine
disrupted the potash market significantly, and in our view, the company stands to benefit from a demand spike in 2023 as
farmers seek to close gaps in global food inventory. We believe
Nutrien is set to see sales volumes increase along with raw
materials prices going forward, setting up a favorable risk/
reward scenario given the company’s attractive valuation.
Our largest sales during the year came within the consumer
discretionary sector. We eliminated our position in
Amazon.com on concerns over the company’s valuation and
the health of key growth catalysts. Inflation headwinds to
logistics and over-aggressive investments in capacity to meet pandemic-level demand have weighed on near-term
profitability.
We also made significant purchases in the energy sector, where we focus on high-quality exploration and production
companies that demonstrate an ability to generate cash flow
and effectively allocate capital. We initiated a position in Hess on the belief that the company can outgrow peers thanks to
production shifts to its high-quality, high-margin, and long duration Guyana project, which could improve its free cash
flow. We also initiated a position in Exxon Mobil. We like the blue chip oil and gas company for its significant dividend and relative share price stability amid market uncertainty.
What is portfolio management’s outlook?
In the shareholder letter from six months ago, we wrote that
“generational bear markets tend to be grinding, drawn-out
affairs, and we simply do not believe that this bear has run its course yet.” This cautious view remains our base case for the first half of 2023. The Fed’s North Star is the labor market, and until we see clearer signs of labor market softness, we believe that we will be “fighting the Fed.” History tells us that markets will find a bottom after the Fed pivots, not before.
Against this backdrop, we are trying to find idiosyncratic ideas that fit our framework. It is no longer about “growth versus value;" it is about finding high-quality companies at reasonable prices where earnings risk is low. Our bottom-up framework is generally counseling caution, but we are ready to add risk to the portfolio as soon as the signal is clearer. Specifically:
(1) The portfolio remains anchored in durable growth
companies with reasonable valuations and low
cyclicality (Chubb, Thermo Fisher Scientific, T-Mobile,
UnitedHealth, Visa).
(2) We have moderated and, in some cases, eliminated our
holdings in megacap tech (Amazon, Microsoft, Tesla). We
think a return of 2010s market leadership is unlikely.
(3) We are positive on energy and materials and have
established a moderate overweight position in these sectors
(TechnipFMC, Hess, Nutrien, Southern Copper).
(4) We generally do not own profitless tech, as fundamentals continue to soften, and valuations, though no longer
extreme, do not yet look attractive on true metrics.
(5) We may be early, but we have begun to nibble on early
cyclicals, where the two- to three-year upside is getting
harder to ignore (ASML Holdings, Lennar, Monolithic
Power Systems).
We continue to rely on our fundamental research and
bottom-up stock selection process to construct your portfolio.
You should expect the portfolio to maintain large positions in many durable growth companies—those with the ability to
increase revenues and earnings regardless of the global
economic environment. We believe that, over the longer term, strong, risk-adjusted returns most often arise from owning
companies that are at the forefront of innovation and riding powerful, durable trends.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Information Technology 27.2% 24.4%
Health Care 22.9  20.9
Communication Services 10.3  11.1
Financials 9.1  10.1
Consumer Discretionary 11.3  9.9
Energy 3.5  6.2
Materials 3.5  5.8
Industrials and Business Services 5.7  5.0
Consumer Staples 0.5  2.3
Real Estate 1.0  0.7
Utilities 1.9  0.0
Other and Reserves 3.1  3.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

As always, we will continue to work diligently on your behalf.
Thank you for your continued support and your confidence in
T. Rowe Price.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

RISKS OF STOCK INVESTING
The portfolio’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse
political or economic developments, changes in investor
psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of
factors, including disappointing earnings or changes in the
competitive environment. In addition, the investment
manager’s assessment of companies held in a portfolio may
prove incorrect, resulting in losses or poor performance even in rising markets.
RISKS OF GROWTH INVESTING
Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior
earnings growth.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2023. FTSE Russell is a trading name of certain of the LSE
Group companies.  “Russell
®
” is/are a trademark(s) of the
relevant LSE Group companies and is/are used by any other
LSE Group company under license. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group
company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further
distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent.
The LSE Group does not promote, sponsor or endorse the
content of this communication. The LSE Group is not
responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Visa 4.7%
Apple 4.0
Microsoft 3.9
UnitedHealth Group 3.5
Chubb 3.1
T-Mobile U.S. 2.9
Alphabet 2.2
Eli Lilly 2.1
Home Depot 2.0
Molina Healthcare 1.9
Coca-Cola 1.8
Thermo Fisher Scientific 1.8
Charles Schwab 1.6
Elevance Health 1.6
Danaher 1.6
Marriott International 1.4
Exxon Mobil 1.4
Nutrien 1.4
AstraZeneca 1.3
Hess 1.3
JPMorgan Chase 1.2
Regeneron Pharmaceuticals 1.2
Fiserv 1.2
FMC 1.2
Verizon Communications 1.2
Total 51.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual portfolio averages and indexes.
ALL-CAP OPPORTUNITIES PORTFOLIO
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
ALL-CAP OPPORTUNITIES PORTFOLIO
Periods Ended 12/31/22 1 Year 5 Years 10 Years
All-Cap Opportunities Portfolio -21.51% 13.32% 15.35%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Total returns do not include charges imposed by your insurance company’s separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on portfolio distributions or the redemption of portfolio shares. Past performance cannot guarantee future results.
Beginning
Account
Value
7/1/22
Ending
Account
Value
12/31/22
Expenses
Paid During
Period*
7/1/22 to
12/31/22
Actual $1,000.00 $1,024.60 $4.08
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.17   4.08
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.80%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 38.68 $ 39.66 $ 32.28 $ 25.69 $ 28.53
Investment activities
Net investment income (loss)
(1)(2)
0.01 (0.09) –
(3)
0.08 0.09
Net realized and unrealized gain/loss (8.34) 8.03 14.25 8.86 0.29
Total from investment activities (8.33) 7.94 14.25 8.94 0.38
Distributions
Net investment income – – – (0.13) (0.05)
Net realized gain (1.69) (8.92) (6.87) (2.22) (3.17)
Total distributions (1.69) (8.92) (6.87) (2.35) (3.22)
NET ASSET VALUE
End of period $ 28.66 $ 38.68 $ 39.66 $ 32.28 $ 25.69
Ratios/Supplemental Data
Total return
(2)(4)
(21.51)% 20.80% 44.37% 34.93% 1.16%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(5)
0.85% 0.85% 0.85% 0.85% 0.82%
Net expenses after waivers/payments by Price
Associates 0.80% 0.80% 0.80% 0.80% 0.82%
Net investment income (loss) 0.03% (0.20)% 0.01% 0.28% 0.29%
Portfolio turnover rate 104.1% 73.1% 91.6% 85.3% 81.9%
Net assets, end of period (in thousands) $ 349,653 $ 468,496 $ 403,262 $ 296,263 $ 230,858
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates .
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
December 31, 2022

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.3%
COMMUNICATION
SERVICES 10.7%
Diversified Telecommunication
Services 1.2%
Verizon Communications  104,800 4,129
4,129
Entertainment 2.9%
Liberty Media-Liberty Formula One,
Class C  (1) 68,588 4,100
Live Nation Entertainment  (1) 40,126 2,799
Netflix  (1) 10,923 3,221
10,120
Interactive Media & Services 3.7%
Alphabet, Class C  (1) 88,716 7,872
Meta Platforms, Class A  (1) 22,600 2,720
Pinterest, Class A  (1) 99,879 2,425
13,017
Wireless Telecommunication
Services 2.9%
T-Mobile U.S.  (1) 72,989 10,218
10,218
Total Communication Services 37,484
CONSUMER DISCRETIONARY 9.8%
Hotels, Restaurants & Leisure 2.7%
Chipotle Mexican Grill  (1) 2,743 3,806
Marriott International, Class A  33,613 5,004
Planet Fitness, Class A  (1) 7,181 566
9,376
Household Durables 0.3%
Lennar, Class A  10,600 959
959
Multiline Retail 0.8%
Dollar General  11,000 2,709
2,709
Specialty Retail 5.2%
AutoZone (1) 1,090 2,688
Best Buy  26,344 2,113
Burlington Stores  (1) 16,977 3,442
Floor & Decor Holdings, Class A  (1) 18,815 1,310
Home Depot  22,068 6,971
O'Reilly Automotive  (1) 2,109 1,780
18,304
Textiles, Apparel & Luxury
Goods 0.8%
Lululemon Athletica  (1) 8,815 2,824
2,824
Total Consumer Discretionary 34,172
CONSUMER STAPLES 2.3%
Beverages 2.3%
Coca-Cola  98,442 6,262
Shares $ Value
(Cost and value in $000s)
‡
Keurig Dr Pepper  47,200 1,683
Total Consumer Staples 7,945
ENERGY 6.2%
Energy Equipment & Services 1.1%
Schlumberger  32,000 1,711
TechnipFMC  (1) 175,092 2,134
3,845
Oil, Gas & Consumable Fuels 5.1%
Cheniere Energy  15,300 2,294
Chesapeake Energy  17,793 1,679
EOG Resources  24,078 3,119
Exxon Mobil  44,740 4,935
Hess  32,334 4,586
Valero Energy  10,422 1,322
17,935
Total Energy 21,780
FINANCIALS 10.1%
Banks 2.4%
Fifth Third Bancorp  44,677 1,466
JPMorgan Chase  32,586 4,370
Western Alliance Bancorp  42,983 2,560
8,396
Capital Markets 4.2%
Charles Schwab  66,738 5,557
CME Group  13,366 2,248
Goldman Sachs Group  10,407 3,573
Morgan Stanley  23,200 1,972
XP, Class A  (1) 84,525 1,297
14,647
Insurance 3.5%
Chubb  49,419 10,902
Hartford Financial Services Group  18,874 1,431
12,333
Total Financials 35,376
HEALTH CARE 20.7%
Biotechnology 2.8%
AbbVie  14,142 2,286
Argenx, ADR  (1) 5,987 2,268
Karuna Therapeutics  (1) 5,620 1,104
Regeneron Pharmaceuticals  (1) 5,950 4,293
9,951
Health Care Equipment &
Supplies 0.7%
Intuitive Surgical  (1) 8,562 2,272
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483  (1)(2)(3) 128,372 85
2,357
Health Care Providers &
Services 8.7%
Elevance Health  10,800 5,540
HCA Healthcare  11,133 2,672
Humana  6,103 3,126
Molina Healthcare  (1) 20,583 6,797

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

Shares $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  23,183 12,291
30,426
Health Care Technology 0.7%
Veeva Systems, Class A  (1) 15,535 2,507
2,507
Life Sciences Tools & Services 4.4%
Danaher  20,748 5,507
Thermo Fisher Scientific  11,364 6,258
West Pharmaceutical Services  16,023 3,771
15,536
Pharmaceuticals 3.4%
AstraZeneca, ADR  69,297 4,698
Eli Lilly  19,981 7,310
12,008
Total Health Care 72,785
INDUSTRIALS & BUSINESS
SERVICES 4.8%
Aerospace & Defense 0.8%
Airbus (EUR)  23,209 2,760
2,760
Construction & Engineering 0.3%
WillScot Mobile Mini Holdings  (1) 19,600 885
885
Industrial Conglomerates 1.9%
General Electric  39,025 3,270
Roper Technologies  7,948 3,434
6,704
Machinery 0.7%
Middleby (1) 18,080 2,421
2,421
Professional Services 0.8%
Booz Allen Hamilton Holding  26,229 2,741
2,741
Road & Rail 0.3%
Saia (1) 5,828 1,222
1,222
Total Industrials & Business Services 16,733
INFORMATION
TECHNOLOGY 24.4%
IT Services 7.9%
Adyen (EUR)  (1) 1,363 1,892
Fiserv  (1) 42,300 4,275
Mastercard, Class A  3,400 1,182
VeriSign  (1) 18,485 3,798
Visa, Class A  79,090 16,432
27,579
Semiconductors & Semiconductor
Equipment 4.1%
ASML Holding  6,271 3,427
KLA  7,300 2,752
Monolithic Power Systems  4,200 1,485
NVIDIA  17,600 2,572
Shares $ Value
(Cost and value in $000s)
‡
Texas Instruments  24,495 4,047
14,283
Software 8.4%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $349  (1)(2)(3) 205 113
CCC Intelligent Solutions Holdings  (1) 101,800 886
Ceridian HCM Holding  (1) 21,281 1,365
Coupa Software  (1) 39,300 3,111
DocuSign  (1) 20,400 1,131
Intuit  7,700 2,997
Microsoft  56,721 13,603
Salesforce  (1) 20,543 2,724
Synopsys  (1) 6,365 2,032
Workiva  (1) 15,994 1,343
29,305
Technology Hardware, Storage &
Peripherals 4.0%
Apple  107,237 13,933
13,933
Total Information Technology 85,100
MATERIALS 5.6%
Chemicals 4.8%
CF Industries Holdings  19,100 1,627
FMC  34,193 4,267
Linde  8,200 2,675
Nutrien  66,800 4,879
Sherwin-Williams  13,800 3,275
16,723
Metals & Mining 0.8%
Southern Copper  44,706 2,700
2,700
Total Materials 19,423
REAL ESTATE 0.7%
Equity Real Estate Investment
Trusts 0.7%
AvalonBay Communities, REIT  14,700 2,374
Total Real Estate 2,374
Total Common Stocks (Cost
$280,973) 333,172
CONVERTIBLE PREFERRED STOCKS 1.1%
COMMUNICATION SERVICES 0.4%
Interactive Media & Services 0.4%
ByteDance, Series E, Acquisition Date:
7/8/19, Cost $386  (1)(2)(3) 7,838 1,312
Total Communication Services 1,312
CONSUMER DISCRETIONARY 0.1%
Leisure Products 0.1%
Rad Power Bikes, Series D, Acquisition
Date: 9/16/21, Cost $885  (1)(2)(3) 92,335 394
Total Consumer Discretionary 394

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $292  (1)(2)(3) 36,019 237
Treeline, Series A, Acquisition Date:
9/26/22, Cost $60  (1)(2)(3) 7,690 60
Total Health Care 297
INDUSTRIALS & BUSINESS
SERVICES 0.2%
Aerospace & Defense 0.2%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $541  (1)(2)(3) 12,016 503
ABL Space Systems, Series
B-2, Acquisition Date: 10/22/21,
Cost $232  (1)(2)(3) 3,407 143
Total Industrials & Business Services 646
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Canva, Series A, Acquisition Date:
11/4/21, Cost $20  (1)(2)(3) 12 7
Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series A-2, Acquisition Date:
5/8/20, Cost $747  (1)(2)(3) 8,696 410
Total Information Technology 417
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441  (1)(2)(3) 9,305 726
Total Materials 726
Total Convertible Preferred Stocks
(Cost $3,604) 3,792
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve
Fund, 4.30%  (4)(5) 12,578,718 12,579
Total Short-Term Investments (Cost
$12,579) 12,579
Total Investments in Securities
100.0% of Net Assets
(Cost $297,156) $ 349,543
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,990 and represents 1.1% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ —# $ — $ 184+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government Reserve Fund, 4.30% $ 13,382  ¤   ¤ $ 12,579^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $184 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $12,579.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $297,156) $ 349,543
Receivable for shares sold 392
Dividends receivable 250
Receivable for investment securities sold 171
Foreign currency (cost $26) 25
Other assets 11
Total assets 350,392
Liabilities
Payable for investment securities purchased 436
Investment management and administrative fees payable 265
Payable for shares redeemed 37
Other liabilities 1
Total liabilities 739
NET ASSETS $ 349,653
Net Assets Consist of:
Total distributable earnings (loss) $ 50,419
Paid-in capital applicable to 12,199,322 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 299,234
NET ASSETS $ 349,653
NET ASSET VALUE PER SHARE $ 28.66

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
0
Year
Ended
12/31/22
Investment Income (Loss)
Dividend income (net of foreign taxes of $35) $ 3,157
.... ... ...
Expenses
Investment management and administrative expense 3,234
Waived / paid by Price Associates (190)
Net expenses 3,044
Net investment income 113
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 9,162
Foreign currency transactions (5)
Net realized gain 9,157
Change in net unrealized gain / loss
Securities (108,576)
Other assets and liabilities denominated in foreign currencies (2)
Change in net unrealized gain / loss (108,578)
Net realized and unrealized gain / loss (99,421)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (99,308)

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ 113 $ (887)
Net realized gain 9,157 82,172
Change in net unrealized gain / loss (108,578) 210
Increase (decrease) in net assets from operations (99,308) 81,495
Distributions to shareholders
Net earnings (19,375) (86,641)
Capital share transactions
*
Shares sold 43,018 53,936
Distributions reinvested 19,375 86,641
Shares redeemed (62,553) (70,197)
Increase (decrease) in net assets from capital share transactions (160) 70,380
Net Assets
Increase (decrease) during period (118,843) 65,234
Beginning of period 468,496 403,262
End of period $ 349,653 $ 468,496
*Share information (000s)
Shares sold 1,331 1,240
Distributions reinvested 681 2,317
Shares redeemed (1,924) (1,614)
Increase in shares outstanding 88 1,943

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The All-
Cap Opportunities Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.
Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2022, totaled $(1,034,000) for the year ended December 31, 2022.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $391,664,000 and $409,724,000, respectively, for the year ended December 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 328,322 $ 4,652 $ 198 $ 333,172
Convertible Preferred Stocks — — 3,792 3,792
Short-Term Investments 12,579 — — 12,579
Total $ 340,901 $ 4,652 $ 3,990 $ 349,543
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 480 $ (282) $ — $ — $ 198
Convertible Preferred Stocks 4,512 (693) 60 (87) 3,792
Total $ 4,992 $ (975) $ 60 $ (87) $ 3,990

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-October loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains, if any) $ 241 $ 32,830
Long-term capital gain 19,134 53,811
Total distributions $ 19,375 $ 86,641
($000s)
Cost of investments $ 298,758
Unrealized appreciation $ 65,296
Unrealized depreciation (14,513)
Net unrealized appreciation (depreciation) $ 50,783
($000s)
Undistributed ordinary income $ 105
Undistributed long-term capital gain 9
Net unrealized appreciation (depreciation) 50,783
Loss carryforwards and deferrals (478)
Total distributable earnings (loss) $ 50,419

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.85% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2023 to waive a portion of its management fee in order to limit the fund’s management fee to 0.80% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price
Associates by the fund. The total management fees waived were $190,000 for the year ended December 31, 2022.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the funds.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $12,000, which is included in Net realized gain (loss) on Securities in the
Statement of Operations.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price All-Cap Opportunities Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price All-Cap
Opportunities Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 10, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$241,000 from short-term capital gains
$19,134,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE ALL-CAP OPPORTUNITIES PORTFOLIO

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE All-Cap Opportunities Portfolio

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2017 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.

T. ROWE PRICE All-Cap Opportunities Portfolio

OFFICERS
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Vice President, T. Rowe Price
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202302-2582729 E302-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.   Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 10, 2023